21. Fair value of financial instruments	12 Months Ended
Dec. 31, 2013
Fair value of financial instruments

The carrying values of financial instruments, which consist of cash and cash equivalents, accounts receivable and accounts payable, bills receivable, bills payable, other payables and balances with related companies approximate their fair values due to the short-term nature of these instruments.

ZHEJIANG TIANLAN
Fair value of financial instruments

The carrying values of financial instruments, which consist of cash and cash equivalents, accounts receivable and accounts payable, bills receivable, bills payable, other payables and balances with related companies approximate their fair values due to the short-term nature of these instruments.

ZHEJIANG JIAHUAN
Fair value of financial instruments

The carrying values of financial instruments, which consist of cash and cash equivalents, accounts receivable and accounts payable, bills receivable, bills payable, other payables and balances with related companies approximate their fair values due to the short-term nature of these instruments.